Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 27, 2025	Sep. 28, 2024	Sep. 30, 2023	Oct. 01, 2022	Oct. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Dean Banks ($)(1)	Summary Compensation Table Total for Donnie King ($)(1)	Compensation Actually Paid to Dean Banks ($)(1)(2)(3)	Compensation Actually Paid to Donnie King ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Adjusted Operating Income ($ Millions)(5)
							TSR ($)	Peer Group TSR ($)
2025	—	34,469,569	—	31,914,312	8,365,923	6,630,699	106.07	149.94	507	2,267
2024	—	22,773,094	—	30,568,512	7,678,635	9,752,009	112.96	149.63	822	1,809
2023	—	13,180,119	—	1,186,444	5,835,652	3,036,329	92.19	119.53	(649)	987
2022	—	12,014,497	—	10,941,512	5,760,752	3,956,575	116.44	111.35	3,249	4,405
2021	14,480,695	8,999,444	26,013,794	13,991,217	7,250,044	12,287,861	135.34	111.73	3,060	4,223

Company Selected Measure Name	We determined Adjusted Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal year 2025. “Adjusted Operating Income” for purposes of annual incentive payments is a non-GAAP measure that means Operating Income but takes into account any unusual or unique items, such as one-time gains or losses, as determined by the Compensation and Leadership Development Committee.
Named Executive Officers, Footnote	Dean Banks was our PEO for part of fiscal year 2021 (from October 4, 2020 to June 2, 2021). Donnie King was our PEO for part of fiscal year 2021 (from June 2, 2021), as well as for fiscal years 2022 through 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
John H. Tyson	John H. Tyson	John H. Tyson	John H. Tyson	John H. Tyson
Stewart Glendinning	Stewart Glendinning	Melanie Boulden	Curt Calaway	Curt Calaway
Amy Tu	Scott Spradley	Brady Stewart	Wes Morris	Devin Cole
Chris Langholz	Amy Tu	John R. Tyson	Brady Stewart	Adam Deckinger
	Noelle O'Mara		John R. Tyson	Wes Morris
	Chris Langholz			Brady Stewart

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Donnie King ($)	Exclusion of Stock Awards and Option Awards for Donnie King ($)	Inclusion of Equity Values for Donnie King ($)	Compensation Actually Paid to Donnie King ($)
2025	34,469,569	(22,628,389)	20,073,132	31,914,312
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Donnie King ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Donnie King ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Donnie King ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Donnie King ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Donnie King ($)	Total - Inclusion of Equity Values for Donnie King ($)
2025	21,274,065	(1,976,099)	—	775,166	—	20,073,132

Non-PEO NEO Average Total Compensation Amount	$ 8,365,923	$ 7,678,635	$ 5,835,652	$ 5,760,752	$ 7,250,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,630,699	9,752,009	3,036,329	3,956,575	12,287,861
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	8,365,923	(3,834,295)	2,099,071	6,630,699

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,760,465	(314,321)	96,301	(28,805)	(414,569)	2,099,071

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”), and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the cumulative TSR of the S&P 500 Consumer Staples Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted Operating Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Operating Income during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The Company’s Total Shareholder Return (TSR) and Peer Group TSR (change in the year-end stock price plus reinvested dividends) as shown in the table, is based on $100 invested at the end of fiscal year 2020, through the end of each of our fiscal years from 2021 through 2025. The Peer Group TSR set forth in this table utilizes the S&P 500 Consumer Staples Index, an independently prepared index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended September 27, 2025. Historical stock performance is not necessarily indicative of future stock performance.
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted Operating Income (“AOI”)
Return on Invested Capital (“ROIC”)
Relative Total Shareholder Return (“rTSR”)

Total Shareholder Return Amount	$ 106.07	112.96	92.19	116.44	135.34
Peer Group Total Shareholder Return Amount	149.94	149.63	119.53	111.35	111.73
Net Income (Loss)	$ 507,000,000	$ 822,000,000	$ (649,000,000)	$ 3,249,000,000	$ 3,060,000,000
Company Selected Measure Amount	2,267,000,000	1,809,000,000	987,000,000	4,405,000,000	4,223,000,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income (“AOI”)
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (“ROIC”)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (“rTSR”)
Donnie King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 34,469,569	$ 22,773,094	$ 13,180,119	$ 12,014,497	$ 8,999,444
PEO Actually Paid Compensation Amount	$ 31,914,312	$ 30,568,512	$ 1,186,444	$ 10,941,512	13,991,217
PEO Name	Donnie King	Donnie King	Donnie King	Donnie King
Dean Banks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					14,480,695
PEO Actually Paid Compensation Amount					$ 26,013,794
PEO Name				Dean Banks
PEO | Donnie King [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,628,389)
PEO | Donnie King [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,073,132
PEO | Donnie King [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,274,065
PEO | Donnie King [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,976,099)
PEO | Donnie King [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Donnie King [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	775,166
PEO | Donnie King [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,834,295)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,099,071
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,760,465
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,321)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,301
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,805)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (414,569)